UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

               REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
                                 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2006

                     DATE OF REPORTING PERIOD: JULY 31, 2006

ITEM 1.   SCHEDULE OF INVESTMENTS


THE ADVISORS' INNER CIRCLE FUND                      COMMERCE CAPITAL
                                                     GOVERNMENT MONEY
                                                     MARKET FUND
                                                     JULY 31, 2006  (UNAUDITED)
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 48.1%
--------------------------------------------------------------------------------
                                                          FACE
                                                         AMOUNT         VALUE
                                                      -----------   ------------
    FFCB (A)
       5.145%, 08/01/06                               $10,000,000   $ 10,000,000
       5.154%, 08/02/06                                10,000,000      9,998,569
       5.150%, 08/08/06                                10,000,000      9,990,006
    FHLB
       5.146%, 08/02/06 (A)                             5,000,000      4,999,286
       5.155%, 08/03/06 (A)                            10,000,000      9,997,139
       5.245%, 08/11/06 (A)                             3,000,000      2,995,658
       5.203%, 08/16/06 (A)                             3,000,000      2,993,550
       5.197%, 08/18/06 (A)                             5,000,000      4,987,769
       5.305%, 09/06/06 (A)                             3,000,000      2,984,250
       5.259%, 09/15/06 (A)                             3,000,000      2,980,537
       4.500%, 11/22/06                                 3,000,000      2,998,737
       5.200%, 01/05/07                                 3,000,000      3,000,000
    FHLMC (A)
       5.097%, 08/15/06                                 8,000,000      7,984,265
       5.011%, 09/19/06                                 3,000,000      2,979,951
       5.456%, 12/19/06                                 3,000,000      2,938,027
       5.390%, 01/09/07                                 3,000,000      2,929,469
       5.379%, 01/16/07                                 3,000,000      2,926,654
    FHLMC MTN
       4.750%, 12/29/06                                 3,000,000      3,000,000
    FNMA (A)
       5.072%, 10/04/06                                 3,000,000      2,973,547
       5.291%, 10/16/06                                 3,000,000      2,967,067
       5.351%, 10/18/06                                 3,000,000      2,965,680
       5.399%, 11/20/06                                 3,000,000      2,951,067
       5.386%, 11/22/06                                 3,000,000      2,950,431
       5.380%, 12/06/06                                 3,000,000      2,944,226
       5.425%, 12/20/06                                 3,000,000      2,937,960
                                                                    ------------
    TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
       (Cost $111,373,845)                                           111,373,845
                                                                    ------------

THE ADVISORS' INNER CIRCLE FUND                      COMMERCE CAPITAL
                                                     GOVERNMENT MONEY
                                                     MARKET FUND
                                                     JULY 31, 2006  (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 51.9%
--------------------------------------------------------------------------------
                                                          FACE
                                                         AMOUNT         VALUE
                                                      -----------   ------------
    ABN-AMRO,
       5.230%, dated 07/31/06, to be repurchased
       on 08/01/06, repurchase price $51,849,854
       (collateralized by various U.S. Government
       Obligations, ranging in par value $235,000-
       $88,171,580, 3.500%-7.000%, 05/15/07-
       01/20/29; total market value $52,879,919)      $51,842,322   $ 51,842,322
    Credit Suisse First Boston,
       5.230%, dated 07/31/06, to be repurchased
       on 08/01/06, repurchase price $7,554,964
       (collateralized by various U.S. Government
       Obligations, ranging in par value $1,065,000-
       $3,654,824, 6.000%-9.300%, 09/15/23-03/15/42;
       total market value $7,707,756)                   7,553,867      7,553,867
    Morgan Stanley,
       5.160%, dated 07/31/06, to be repurchased
       on 08/01/06, repurchase price $8,636,867
       (collateralized by a U.S. Government
       Obligations, par value $10,808,988, 5.000%,
       04/15/35; total market value $8,984,509)         8,635,629      8,635,629
    UBS Paine Webber,
       5.240%, dated 07/31/06, to be repurchased
       on 08/01/06, repurchase price $52,376,034
       (collateralized by various U.S. Government
       Obligations, ranging in par value $13,000-
       $13,545,000, 4.586%-7.000%, 11/20/28-
       05/20/36; total market value $53,417,989)       52,368,411     52,368,411
                                                                    ------------
    TOTAL REPURCHASE AGREEMENTS
       (Cost $120,400,229)                                           120,400,229
                                                                    ------------

    TOTAL INVESTMENTS -- 100.0%
       (Cost $231,774,074)+                                         $231,774,074
                                                                    ============
         PERCENTAGES ARE BASED ON NET ASSETS OF $231,715,031.

         DISCOUNT NOTE.  THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF
    (A)  PURCHASE.
   FFCB  FEDERAL FARM CREDIT BANK
   FHLB  FEDERAL HOME LOAN BANK
  FHLMC  FEDERAL HOME LOAN MORTGAGE CORPORATION
   FNMA  FEDERAL NATIONAL MORTGAGE ASSOCIATION
    MTN  MEDIUM TERM NOTE

      + FOR FEDERAL TAX PURPOSES, THE FUND'S AGGREGATE TAX COST IS EQUAL TO BOOK
        COST.

        FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


COM-QH-001-0200

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                  The Advisors' Inner Circle Fund


By (Signature and Title)*                     /s/ James F. Volk
                                              ----------------------------------
                                              James F. Volk
                                              President

Date: September 29, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                     /s/ James F. Volk
                                              ----------------------------------
                                              James F. Volk
                                              President

Date: September 29, 2006

By (Signature and Title)*                     /s/ Michael Lawson
                                              ----------------------------------
                                              Michael Lawson
                                              Controller & CFO

Date: September 29, 2006

* Print the name and title of each signing officer under his or her signature.